Financial instruments risk (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments risk [Abstract]
Monetary Assets and Liabilities Denominated in Foreign Currencies
At December 31, 2018 and 2017, the Company held monetary assets and liabilities denominated in foreign currencies other than the Mexican peso, translated at the corresponding interbank exchange rate as related to the Mexican peso, as follows:

	2018		2017
	US $	Other currencies	US $	Other currencies
Assets	$484,443	$1,108	$548,919	$1,120
Liabilities	(637,953)	(103,096)	(828,367)	(134,547)
	$(153,510)	$(101,988)	$(279,448)	$(133,427)

Sensitivity analysis [Abstract]
Expected Credit Loss for Trade Accounts Receivable
Pursuant to the foregoing, the expected credit loss for trade accounts receivable as at December 31, 2018 and January 1, 2018 was determined as follows:

	Trade accounts receivable days in arrears
	Current	More than 30 days	More than 60 days	More than 90 days	Total
As at December 31, 2018
Expected credit loss rate	0.0%	0.0%	5.0%	28.6%	-
Gross carrying value	$143,566	$15,935	$12,905	$75,777	$248,183
Expected credit losses during the lifetime	-	-	645	21,658	22,303

As at December 31, 2017
Expected credit loss rate	0.0%	0.0%	10.3%	90.3%	-
Gross carrying value	$192,971	$23,146	$3,569	$30,951	$250,637
Expected credit losses during the lifetime	-	-	368	27,942	28,310

Contractual Maturities of Financial Liabilities
At December 31, 2018 and 2017, the financial liabilities of Grupo TMM have contractual maturities (including interest payments as applicable) are summarized as follows:

	Current		Non-Current
	In 6 months	6 to 12 months	1 to 4 years	More than 4 Years
At December 31, 2018
Trade payables	$-	$240,090	$-	$-
Accounts payable and accrued expenses	-	357,523	-	-
Financial debt	83,185	140,177	392,063	-
	$83,185	$737,790	$392,063	$-

At December 31, 2017
Trade payables	$-	$169,072	$-	$-
Accounts payable and accrued expenses	-	366,918	-	-
Financial debt	333,814	168,547	396,257	-
	$333,814	$704,537	$396,257	$-

Currency Risk [Member]
Sensitivity analysis [Abstract]
Sensitivity Analysis
If the peso had strengthened or weakened against the USD by 0.04% for 2018 and 4.73% for 2017, this would have had the following impact on the monetary position:

	2018		2017
	0.04% Increase in the exchange rate	0.04% decrease in the exchange rate	4.73% Increase in the exchange rate	4.73% decrease in the exchange rate
Assets in US dollars	$155	$(155)	$25,989	$(25,989)
Assets in other currencies	(204)	204	53	(53)
Liabilities in US dollars	(33)	33	(39,219)	39,219
Liabilities in other currencies	-	-	(6,370)	6,370
	$(82)	82	$(19,547)	$19,547

Interest Rate Risks [Member]
Sensitivity analysis [Abstract]
Sensitivity Analysis
The following table illustrates the sensitivity in operations at December 31, 2018 and 2017 to a reasonably possible change in the interest rates of +/- 1%. These changes are considered to be reasonably possible based on the current market conditions. The calculations are based on a variance in the average market interest rate for each period and the financial instruments on the reporting date that are sensitive to variances in the interest rates. The rest of the variables remain constant.

	2018		2017
	+1% Variance	-1% Variance	+1% Variance	-1% Variance
Profit or loss for the year	$(1,439)	$1,439	$(2,048)	$2,048